Tritium DCFC Limited and Controlled Entities	12 Months Ended
Jun. 30, 2022
Tritium DCFC Limited And Controlled Entities [Abstract]
Tritium DCFC Limited and Controlled Entities
Note 27 – Tritium DCFC Limited and Controlled Entities
Controlled entities

Name of entity	Ownership interest 2022	Ownership interest 2021	Ownership interest 2020	Place of incorporation
Tritium Holdings Pty Ltd	100%	100%	100%	Australia
Decarbonization Plus Acquisition Corporation II	100%	—	—	United States of America
Tritium America Corporation	100%	100%	100%	United States of America
Tritium Technologies LLC	100%	100%	100%	United States of America
Tritium Europe B.V	100%	100%	100%	The Netherlands
Tritium Technologies B.V	100%	100%	100%	The Netherlands
Tritium Pty Ltd	100%	100%	100%	Australia
Tritium Nominee Pty Ltd	100%	100%	100%	Australia
Tritium Technologies Limited	100%	100%	—	The United Kingdom
Tritium America Corporation is the parent company to Tritium Technologies LLC, a foreign trading entity. Similarly, Tritium Europe BV is the parent company of the trading entity Tritium Technologies BV.